UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				March 31, 2017 (Unaudited)
Shares/Principal Amount		Basis		Market Value	% of Assets

COMMON STOCKS

Banks & Thrifts
3,966	Anchor Bancorp *	$ 21,973		$ 102,918
17,807	Hope Bancorp, Inc.	65,849		341,360
169	Preferred Bank	1,137		9,069
		88,959		453,347	0.67%
Conglomerate
400	FRP Holdings, Inc. *	9,686		16,000
100	PICO Holdings, Inc. *	867		1,400
5,255	Regency Affiliates, Inc.	20,665		45,824
100	Steel Partners Holding L.P. *	1,109		1,920
		32,327		65,144	0.10%
Energy
50,400	Atwood Oceanics, Inc.	559,470		480,312
1,000	Cameco Corp.	10,371		11,070
2,000	Civeo Corp. *	1,704		5,980
8,672	Dawson Geophysical Co. *	25,533		48,216
234	Dorian LPG Ltd. *	2,016		2,464
354,488	Gulf Island Fabrication, Inc.	2,618,720		4,094,336
541,588	Gulfmark Offshore, Inc. *	1,332,120		189,610
207,254	Permian Basin Royalty Trust	1,559,638		1,937,825
219,862	San Juan Basin Royalty Trust	1,022,016		1,591,801
22,052	Seacor Holdings, Inc. *	1,350,313		1,525,778
355,274	Tidewater, Inc. *	1,311,598		408,565
112	Unit Corp. *	469		2,706
		9,793,968		10,298,663	15.24%
Financial Services
53,689	BKF Capital Group, Inc. (a) *	1,050,779		389,245
416,027	Special Diversified Opportunities, Inc. *	379,598		307,860
308,219	SWK Holdings Corp. *	2,702,812		3,220,889
		4,133,189		3,917,994	5.80%
Greeting Cards & Gift-wrap
15,224	CSS Industries, Inc.	238,156		394,606	0.58%

Information Technology Services
111,770	Computer Task Group, Inc. *	484,482		616,970
20,552	Optical Cable Corp. *	46,046		63,711
		530,528	#	680,681	1.01%
Insurance
400	Atlas Financial Holdings, Inc. *	5,431		5,460
44,272	EMC Insurance Group	540,568		1,242,272
1,105,505	First Acceptance Corp. *	1,637,430		1,492,432
84,848	Hallmark Financial Services, Inc. *	525,193		937,570
13,363	Independence Holdings Co. *	57,026		248,552
32,728	Kansas City Life Insurance Co.	1,286,514		1,500,579
35,375	National Security Group, Inc.	281,745		567,415
6,100	Old Republic International Corp.	44,622		124,928
		4,378,529		6,119,208	9.05%
Power Equipment
839,065	Global Power Equipment Group, Inc.	1,450,757		3,733,839
27,600	Powell Industries, Inc.	640,364		950,544
		2,091,121	#	4,684,383	6.93%
Real Estate
44,900	Forestar Group, Inc. *	383,327		612,885
26,707	Getty Realty Corp.	350,536		674,886
100	The St. Joe Co. *	1,858		1,705
		735,721		1,289,476	1.91%
Retail
2,000	Americas Carmart, Inc. *	44,489		72,900
817,192	Christopher & Banks Corp. *	991,487		1,209,444
214,510	Stage Stores, Inc.	464,379		555,581
		1,500,355		1,837,925	2.72%
Security Services
67,721	Costar Technologies, Inc. *	484,731		799,108	1.18%

Steel Manufacturing & Distributing
17,505	Friedman Industries, Inc.	79,875		112,907
2,000	Synalloy Corp. *	13,105		24,500
146	Timken Steel Corp. *	1,041		2,761
17,976	Universal Stainless & Alloy Products, Inc. *	125,243		305,592
		219,264		445,760	0.66%
Transportation
23,501	Era Group, Inc. *	270,230		311,623
166	International Seaways, Inc. *	2,428		3,174
133	New Patriot Transportation Holdings, Inc. *	2,394		2,993
		275,052		317,790	0.47%

Total for Common Stock		$ 24,501,900		$ 31,304,085	46.31%

Closed-End & Exchange Traded Funds
25,659	Adams Natural Resources Fund, Inc.	429,745		498,298
82,511	ASA Gold & Precious Metals, Ltd. *	676,896		995,083
4,378	Barings Participation Investor *	56,770		61,730
35,651	Central Europe & Russia Fund, Inc. *	704,890		746,175
22,472	Japan Smaller Capitalization Fund, Inc. *	132,856		243,596
129,046	MVC Capital, Inc. *	1,119,733		1,160,124
100	Special Opportunity Fund *	1,227		1,461
1,000	Sprott Gold Miners ETF *	15,760		20,090
13,283	Turkish Investment Fund, Inc.	100,221		110,382
		3,238,098		3,836,939	5.68%

Total for Closed-End & Exchange Traded Funds		$ 3,238,098		$ 3,836,939	5.68%

SHORT TERM INVESTMENTS
Money Market Fund
31,669,601	First American Government Obligation Fund Class Z 0.61% **	31,669,601		31,669,601
1,000,000	Invesco Liquid Assets Portfolio 0.61% **	1,000,000		1,000,000

Total for Short Term Investments		$ 32,669,601		$ 32,669,601	48.33%

	Total Investments ***	$ 60,409,599		$ 67,810,625	100.32%

	Liabilities In Excess of Other Assets			(216,514)	-0.32%

	Net Assets			$ 67,594,111	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

*** At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,409,600 amounted to $7,401,025, which consisted of aggregate gross unrealized appreciation of $10,789,413 and aggregate gross unrealized depreciation of $3,388,388.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,409,600 amounted to $7,401,025, which consisted of aggregate gross unrealized appreciation of $10,789,413 and aggregate gross unrealized depreciation of $3,388,388.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Equity (a)	$ 34,751,779	389,245	$0	$ 35,141,024
Money Market Funds	$ 32,669,601	$0	$0	$32,669,601
Investments at Market	$ 67,421,380	389,245	$0	$ 67,810,625
(a) See Schedule of Investments for industry breakout.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date April 5, 2017

* Print the name and title of each signing officer under his or her signature.